10-Q STOCK-BASED COMPENSATION - Long-term Incentive Plan (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 29, 2024	Oct. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Feb. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period				3 years
Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	243,228				3,164,991
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized stock-based compensation expense weighted-average remaining contractual life				2 years 6 months
Stock-based compensation				$ 1,600,760
Unamortized stock-based compensation expense for unvested stock				13,605,200
Restricted Stock Units (RSUs) | Cost of Sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				1,278,153
Restricted Stock Units (RSUs) | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				322,607
Restricted Stock Units (RSUs) | Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of restricted stock units (in shares)	108,000	2,468,500
Unamortized stock-based compensation expense weighted-average remaining contractual life		3 years
Stock-based awards vesting period	3 years
Vesting period, employment termination		12 months
Shares authorized (in shares)		3,090,000
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		10.00%
Stock-based awards vesting period		12 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche One | Pre-Merger Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		10.00%
Stock-based awards vesting period		9 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		90.00%
Stock-based awards vesting period		36 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche Two | Pre-Merger Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		90.00%
Stock-based awards vesting period		33 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period		1 year
Vesting percentage, employment termination		10.00%
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period		3 years
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period			3 years
Stock-based awards expiration period			10 years
Stock Options | Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of restricted stock units (in shares)	345,263
Stock-based awards vesting period	3 years
Stock-based awards expiration period	10 years
Restricted Stock Units (RSUs) And Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized stock-based compensation expense weighted-average remaining contractual life			2 years 9 months 18 days
Stock-based compensation			$ 1,509,739	$ 0
Unamortized stock-based compensation expense for unvested stock			14,781,400
Restricted Stock Units (RSUs) And Stock Options | Cost of Sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			322,607
Restricted Stock Units (RSUs) And Stock Options | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			$ 1,187,132